Investment Property - Disclosure of Detailed Information About Investment Property Explanatory (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Investment Property	₩ 26,611	₩ 34,812
Beginning balance	34,812	25,137
Transfer	(5,482)	13,900
Depreciation	(2,719)	(4,225)
Ending balance	26,611	34,812
Acquisition cost [member]
Disclosure of detailed information about investment property [line items]
Investment Property	49,315	58,636
Beginning balance	58,636
Ending balance	49,315	58,636
Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment Property	(22,704)	(23,824)
Beginning balance	(23,824)
Ending balance	(22,704)	(23,824)
Carrying amount [member]
Disclosure of detailed information about investment property [line items]
Investment Property	26,611	34,812
Beginning balance	34,812
Ending balance	26,611	34,812
Land [member]
Disclosure of detailed information about investment property [line items]
Investment Property	9,787	14,199
Beginning balance	14,199	6,115
Transfer	(4,412)	8,084
Ending balance	9,787	14,199
Land [member] | Acquisition cost [member]
Disclosure of detailed information about investment property [line items]
Investment Property	9,787	14,199
Beginning balance	14,199
Ending balance	9,787	14,199
Land [member] | Carrying amount [member]
Disclosure of detailed information about investment property [line items]
Investment Property	9,787	14,199
Beginning balance	14,199
Ending balance	9,787	14,199
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment Property	8,029	10,242
Beginning balance	10,242	6,884
Transfer	(1,143)	5,343
Depreciation	(1,070)	(1,985)
Ending balance	8,029	10,242
Buildings [member] | Acquisition cost [member]
Disclosure of detailed information about investment property [line items]
Investment Property	23,010	27,462
Beginning balance	27,462
Ending balance	23,010	27,462
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment Property	(14,981)	(17,220)
Beginning balance	(17,220)
Ending balance	(14,981)	(17,220)
Buildings [member] | Carrying amount [member]
Disclosure of detailed information about investment property [line items]
Investment Property	8,029	10,242
Beginning balance	10,242
Ending balance	8,029	10,242
Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Investment Property	8,795	10,371
Beginning balance	10,371	12,138
Transfer	73	473
Depreciation	(1,649)	(2,240)
Ending balance	8,795	10,371
Right-of-use assets [member] | Acquisition cost [member]
Disclosure of detailed information about investment property [line items]
Investment Property	16,518	16,975
Beginning balance	16,975
Ending balance	16,518	16,975
Right-of-use assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment Property	(7,723)	(6,604)
Beginning balance	(6,604)
Ending balance	(7,723)	(6,604)
Right-of-use assets [member] | Carrying amount [member]
Disclosure of detailed information about investment property [line items]
Investment Property	8,795	10,371
Beginning balance	10,371
Ending balance	₩ 8,795	₩ 10,371